Fair Value Measurements (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	$ 3,290	$ 350
Interest bearing deposits	395,665	361,757
Long-term debt	15,000	25,000
Other interest bearing liabilities	1,596	1,593
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	3,290	350
Interest bearing deposits	395,226	361,468
Long-term debt	14,958	24,885
Other interest bearing liabilities	1,597	1,595
(Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of allowance for loan losses	415,195	372,906
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	3,290	350
Loans, net of allowance for loan losses	414,597	380,965
Interest bearing deposits	395,665	361,757
Long-term debt	15,000	25,000
Other interest bearing liabilities	1,596	1,593
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	3,290	350
Loans, net of allowance for loan losses	415,195	372,906
Interest bearing deposits	395,226	361,468
Long-term debt	14,958	24,885
Other interest bearing liabilities	$ 1,597	$ 1,595